Fair-Value Measurements (Narrative) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Fair Value Disclosures [Abstract]
Senior unsecured notes, net of debt issuance costs	$ 2,462,363	$ 2,598,918
Fair value of debt	$ 2,300,000	$ 2,700,000